Intangible Assets	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 9 – INTANGIBLE ASSETS

Intangible assets as of December 31, 2023 and 2022 are summarized as follows:

	December 31, 2023	December 31, 2022
Software development	€636,970	€368,705
Software SKN1	248,419	-
Computer application	33,755	33,755
Web page	6,010	6,010
	925,154	408,470
Amortization	(89,448)	(39,464)
	€835,706	€369,006

During the years ended December 31, 2023, 2022 and 2021, the Company acquired software development and software of €516,684, €261,916, and €106,789, respectively

During the year ended December 31, 2023, 2022 and 2021, the Company recorded amortization expense of €49,984, €858 and €0, respectively, and no impairment loss was incurred on the intangible assets.